Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

Loan Receivable – Related Party

As of December 31, 2020 and 2019, the Company had loan receivable from a related party of $92,831 and $78,624, respectively. See details in NOTE 5.

Due to Related Parties

As of December 31, 2020 and 2019, due to related parties consisted of the following:

	December 31, 2020	December 31, 2019
Advances from Xiangdong Wen (1)	$2,339	$4,320
Advances from (to) Zhen Fan (2)	(906)	1,710
	$1,433	$6,030

(1)	Xiangdong Wen is the chief executive officer, chairman of the board and 14.9% shareholder of the Company.

(2)	Zhen Fan is the former chief executive officer and 13% shareholder of the Company.

From time to time, Xiangdong Wen, Zhen Fan and Hinman Au, a director and 1.7% shareholder of the Company, provided advances to the Company or made payment on behalf of the Company to supplement its working capital needs. Those advances are short-term in nature, non-interest bearing, unsecured and payable on demand. The expenses paid on behalf of the Company were $4,000, $179,503, and $26,480 for the years ended December 31, 2020, 2019 and 2018, respectively.

Acquisition of MMBD Trading

During the year ended December 31, 2019, the Company acquire 75.1% of equity interests in MMBD Trading from Xiangdong Wen and Zhen Fan by cash payment of $185,000. See NOTE 9 for details.

Shareholders’ Contribution

During the years ended December 31, 2020, 2019 and 2018, the Company’s shareholders contributed nil, nil and $5,448, respectively, to the Company for working capital needs. See NOTE 14 for details.